Selling, General And Administrative Expenses	12 Months Ended
Dec. 31, 2014
Selling, General And Administrative Expenses [Abstract]
Selling, General And Administrative Expenses

21. Selling, general and administrative expenses

As of December 31, 2014, we had 332 permanent employees relating to our aircraft leasing business, and 104 employees with short-term contracts who are assisting with the integration of ILFC. In addition, AeroTurbine had 390 employees. We had 163 and 159 persons in employment as of December 31, 2013 and 2012, respectively. Selling, general and administrative expenses include the following expenses:

	Year ended December 31,
	2014	2013	2012
Personnel expenses	$130,254	$46,362	$37,517
Share-based compensation	68,152	9,292	7,128
Travel expenses	17,501	6,728	7,098
Professional services	32,359	13,253	17,906
Office expenses	21,678	3,443	3,506
Directors expenses	3,441	3,393	4,786
Mark-to-market on derivative instruments and foreign currency results	3,735	115	(2,914)
Other expenses	22,772	6,493	8,382
	$299,892	$89,079	$83,409